Securities - Breakdown of the carrying amount of securities by maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Accounting balance	R$ 33,406,040	R$ 19,515,659
Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	11,137,938	5,291,154
Amortized cost
Disclosure of financial assets [line items]
Accounting balance	21,402,736	13,991,753
Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	865,365	232,752
Securities [Member]
Disclosure of financial assets [line items]
Accounting balance	12,757,687	5,812,622
Securities [Member] | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	474,509	196,927
Securities [Member] | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	203,379	161,356
Securities [Member] | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	1,283,915	1,524,002
Securities [Member] | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	2,308,798	436,656
Securities [Member] | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	8,487,086	3,493,681
Securities [Member] | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	11,137,938	5,291,154
Securities [Member] | Amortized cost
Disclosure of financial assets [line items]
Accounting balance	841,333	315,470
Securities [Member] | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	778,417	205,238
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	6,201,734	2,674,491
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	70,669
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	129,144	36,186
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	781,179	1,277,359
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	1,400,473	145,314
Financial Treasury Letters (LFT) | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	3,820,269	1,215,632
Financial Treasury Letters (LFT) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	65,729
Financial Treasury Letters (LFT) | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	22,752
Financial Treasury Letters (LFT) | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	18,127
Financial Treasury Letters (LFT) | Fair value through profit or loss - FVTPL | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	14,782
Financial Treasury Letters (LFT) | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	10,068
Debentures | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	440,093	98,303
Debentures | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	2,591	5
Debentures | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	78,600	6,365
Debentures | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	172,128	61,162
Debentures | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	186,774	30,771
Debentures | Amortized cost
Disclosure of financial assets [line items]
Accounting balance	185,115	297,881
Debentures | Amortized cost | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	35,186	30,458
Debentures | Amortized cost | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	124,940	193,533
Debentures | Amortized cost | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	24,989	73,890
Debentures | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	273,716	19,703
Debentures | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	16,690
Debentures | Fair value through profit or loss - FVTPL | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	103	256
Debentures | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	42,542	1,306
Debentures | Fair value through profit or loss - FVTPL | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	127,525	2,963
Debentures | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	86,856	15,178
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	307,667	197,703
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance		38,893
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	49,524	3,721
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	50,293	132,333
Certificates of real estate receivables | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	207,850	22,756
Certificates of real estate receivables | Amortized cost
Disclosure of financial assets [line items]
Accounting balance	11,353
Certificates of real estate receivables | Amortized cost | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	11,353
Certificates of real estate receivables | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	41,579	3,061
Certificates of real estate receivables | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	7,694
Certificates of real estate receivables | Fair value through profit or loss - FVTPL | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	2,311	983
Certificates of real estate receivables | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	13,683	778
Certificates of real estate receivables | Fair value through profit or loss - FVTPL | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	7,310	1,300
Certificates of real estate receivables | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	10,581
Investment fund quotas | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	13,719	268,055
Investment fund quotas | Fair value through other comprehensive income - FVOCI | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	13,719	10,615
Investment fund quotas | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance		42,114
Investment fund quotas | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		21,502
Investment fund quotas | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance		193,824
Investment fund quotas | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	298,991	182,209
Investment fund quotas | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	298,992	182,209
Financial Letters | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	56,439	109,173
Financial Letters | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	13,089
Financial Letters | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	14,686	16,937
Financial Letters | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	28,664	92,236
Financial Letters | Amortized cost
Disclosure of financial assets [line items]
Accounting balance	11,676	18,348
Financial Letters | Amortized cost | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	11,669	7,207
Financial Letters | Amortized cost | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		11,141
Financial Letters | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	40,384
Financial Letters | Fair value through profit or loss - FVTPL | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	1,146
Financial Letters | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	31,224
Financial Letters | Fair value through profit or loss - FVTPL | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	3,248
Financial Letters | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	4,766
Certificate of Agribusiness Receivables | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance		8,289
Certificate of Agribusiness Receivables | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance		3,273
Certificate of Agribusiness Receivables | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		3,143
Certificate of Agribusiness Receivables | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance		1,319
Certificate of Agribusiness Receivables | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance		554
Certificate of Agribusiness Receivables | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	10,648	265
Certificate of Agribusiness Receivables | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		83
Certificate of Agribusiness Receivables | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance		182
National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	3,675,236	1,919,303
National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		0
National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	150,298	474
National Treasury Bonds (NTN) | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	3,524,938	1,918,829
National Treasury Bonds (NTN) | Amortized cost
Disclosure of financial assets [line items]
Accounting balance	605,120
National Treasury Bonds (NTN) | Amortized cost | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	605,120
National Treasury Bonds (NTN) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	403
National Financial Treasury Letters (LTN) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	412,963
National Financial Treasury Letters (LTN) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	403
National Financial Treasury Letters (LTN) | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	403
Letters National Treasury Bills (LTN) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	412,963
Letters National Treasury Bills (LTN) | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	101,491
Letters National Treasury Bills (LTN) | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	311,472
Real Estate Credit Letters (LCI) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance		3,656
Real Estate Credit Letters (LCI) | Fair value through other comprehensive income - FVOCI | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance		2,646
Real Estate Credit Letters (LCI) | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance		382
Real Estate Credit Letters (LCI) | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		628
Real Estate Credit Letters (LCI) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	7,322
Real Estate Credit Letters (LCI) | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	6,772
Real Estate Credit Letters (LCI) | Fair value through profit or loss - FVTPL | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	353
Real Estate Credit Letters (LCI) | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	197
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance		10,609
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance		1,456
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance		1,585
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		3,550
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance		577
Bank Deposits Certificates | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance		3,441
Bank Deposits Certificates | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	25,092
Bank Deposits Certificates | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	265
Bank Deposits Certificates | Fair value through profit or loss - FVTPL | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	7,860
Bank Deposits Certificates | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	14,260
Bank Deposits Certificates | Fair value through profit or loss - FVTPL | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	1,507
Bank Deposits Certificates | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	1,200
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance		1,573
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance		1
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance		14
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance		893
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance		387
Agribusiness Credit Letters (LCA) | Fair value through other comprehensive income - FVOCI | Above 5 years
Disclosure of financial assets [line items]
Accounting balance		R$ 278
Agribusiness Credit Letters (LCA) | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	14,552
Agribusiness Credit Letters (LCA) | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	14,552
Commercial Promissory Note | Fair value through other comprehensive income - FVOCI
Disclosure of financial assets [line items]
Accounting balance	30,087
Commercial Promissory Note | Fair value through other comprehensive income - FVOCI | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	30,087
Rural Product Bill | Amortized cost
Disclosure of financial assets [line items]
Accounting balance	28,075
Rural Product Bill | Amortized cost | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	13,016
Rural Product Bill | Amortized cost | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	15,059
Shares in publicly listed companies | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	0
Shares in publicly listed companies | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	0
Shares in publicly listed companies | Fair value through profit or loss - FVTPL | From 3 to 12 months
Disclosure of financial assets [line items]
Accounting balance	0
Shares in publicly listed companies | Fair value through profit or loss - FVTPL | 1 year to 3 years
Disclosure of financial assets [line items]
Accounting balance	0
Shares in publicly listed companies | Fair value through profit or loss - FVTPL | From 3 to 5 years
Disclosure of financial assets [line items]
Accounting balance	0
Shares in publicly listed companies | Fair value through profit or loss - FVTPL | Above 5 years
Disclosure of financial assets [line items]
Accounting balance	0
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL
Disclosure of financial assets [line items]
Accounting balance	10,648
Certificates of Agricultural Receivables | Fair value through profit or loss - FVTPL | Up to 3 months
Disclosure of financial assets [line items]
Accounting balance	R$ 10,648